Average Annual Total Returns - Retail - Vanguard Long-Term Corporate Bond Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions Inception Date	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Bloomberg Barclays U.S. 10+ Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. 10+ Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. 10+ Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. 10+ Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) Since Inception	Spliced Bloomberg Barclays U.S. Treasury 1-3 Year Index in USD (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	21.95%	6.13%	7.78%	Jan. 19, 2010	19.96%	4.24%	5.81%	Jan. 19, 2010	12.91%	3.82%	5.23%	Jan. 19, 2010	23.89%	6.40%	7.91%	Jan. 19, 2010	8.87%	3.07%	3.68%	Jan. 19, 2010